Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Disclosure of related party [text block]
NOTE 12:	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Related party balances

					Convenience translation (Note 2d)
	December 31				Year ended December 31,
	2018		2019		2019
	Key management personnel	Other related parties	Key management personnel	Other related parties	Key management personnel	Other related parties
	NIS				U.S. Dollars

Other payables	687	848	415	108	120	31

	687	848	415	108	120	31

The other payables include annual gross salaries, compensation, share based payment and accrued vacation.

b.	The directors and senior managers of the Company are entitled, in addition to salary, to non-cash benefits (such as a car, medical insurance, etc.).

Benefits for employment of key management personnel (including directors) employed in the Company:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2017		2018		2019		2019
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars
Short-term employee benefits	5	7,816	8	8,790	4	5,190	1,502

c.	Benefits for employment of key management personnel (including directors) that are not employed in the Company:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2017		2018		2019		2019
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars

Directors’ fees	8	682	7	1,027	7	636	184

	8	682	7	1,027	7	636	184

d.	Transactions with related parties:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2017		2018		2019		2019
	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties

Research and development expenses	634	2,661	2,107	913	1,326	-	384	-
General and administrative expenses	2,014	2,507	2,254	3,517	2,560	1,304	741	377

	2,648	5,168	4,361	4,430	3,886	1,304	1,125	377

The transactions with related parties include annual gross salaries, compensation and share based payment.